Borrowings and financial liabilities - Breakdown of financial liabilities by maturity (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	€ 19,674
Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	12,382
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	7,132
Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	160
Advances
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	1,354
Advances | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	379
Advances | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	815
Advances | Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	160
Non-convertible bonds Kreos 2018 contract
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	944
Non-convertible bonds Kreos 2018 contract | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	944
Non-convertible bonds Kreos 2021 contract
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	3,926
Non-convertible bonds Kreos 2021 contract | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	1,000
Non-convertible bonds Kreos 2021 contract | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	2,926
Convertible notes Kreos 2021 contract
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	2,250
Convertible notes Kreos 2021 contract | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	2,250
Convertible notes to Atlas
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	5,600
Convertible notes to Atlas | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	5,600
Lease obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	446
Lease obligations | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	221
Lease obligations | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	225
Derivative financial instruments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	1,704
Derivative financial instruments | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	788
Derivative financial instruments | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	916
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	3,450
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1) | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	€ 3,450